Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2013
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Combined Data for Domestic and Foreign Defined Benefit Pension and Post Retirement Healthcare Plans
The following tables report the combined data for our domestic and foreign defined benefit pension and post-retirement healthcare plans.

	Pension Benefits				Healthcare Benefits
	Domestic		Foreign		Domestic		Foreign
(dollar amounts in millions)	2013	2012	2013	2012	2013	2012	2013	2012
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.99%	4.25%	4.29%	4.49%	4.99%	4.25%	4.21%	4.50%
Rate of compensation increase	3.00	3.00	3.71	3.49	3.00	3.00	—	—
Change in benefit obligation (a)
Benefit obligation at beginning of period	$(4,093)	$(3,639)	$(880)	$(684)	$(226)	$(288)	$(6)	$(4)
Service cost	(63)	(59)	(36)	(32)	(2)	(2)	—	—
Interest cost	(170)	(169)	(38)	(35)	(9)	(12)	—	—
Employee contributions	—	—	(1)	(1)	—	—	—	—
Amendments	—	—	(2)	—	—	98	—	—
Actuarial gain (loss)	443	(378)	(66)	(105)	(5)	(43)	—	1
(Acquisitions) divestitures	—	—	1	(12)	—	—	—	(3)
Curtailments	—	—	—	—	—	—	—	—
Benefits paid	171	152	21	16	18	21	—	—
Foreign exchange adjustment	N/A	N/A	(20)	(27)	N/A	N/A	(1)	—
Benefit obligation at end of period	(3,712)	(4,093)	(1,021)	(880)	(224)	(226)	(7)	(6)
Change in fair value of plan assets
Fair value at beginning of period	4,278	3,529	782	681	78	73	—	—
Actual return on plan assets	589	487	107	60	8	5	—	—
Employer contributions	25	414	43	26	18	21	—	—
Employee contributions	—	—	1	1	—	—	—	—
Acquisitions (divestitures)	—	—	(1)	—	—	—	—	—
Benefit payments	(171)	(152)	(21)	(16)	(18)	(21)	—	—
Foreign exchange adjustment	N/A	N/A	19	30	N/A	N/A	—	—
Fair value at end of period	4,721	4,278	930	782	86	78	—	—
Funded status at end of period	$1,009	$185	$(91)	$(98)	$(138)	$(148)	$(7)	$(6)
Amounts recognized in accumulated other comprehensive (income) loss consist of:
Net loss (gain)	$1,174	$2,122	$256	$266	$150	$159	$(1)	$(1)
Prior service cost (credit)	(46)	(62)	5	3	(89)	(99)	—	—
Net initial obligation (asset)	—	—	—	—	—	—	—	—
Total (before tax effects)	$1,128	$2,060	$261	$269	$61	$60	$(1)	$(1)

(a)	The benefit obligation for pension benefits is the projected benefit obligation and for healthcare benefits, it is the accumulated benefit obligation.

Net Periodic Benefit Cost (Credit)

Net periodic benefit cost (credit)	Pension Benefits						Healthcare Benefits
	Domestic			Foreign			Domestic			Foreign
(dollar amounts in millions)	2013	2012	2011	2013	2012	2011	2013	2012	2011	2013	2012	2011
Weighted-average assumptions as of Jan. 1:
Market-related value of plan assets	$4,121	$3,763	$3,836	$790	$698	$624	$80	$78	$78	N/A	N/A	N/A
Discount rate	4.25%	4.75%	5.71%	4.49%	4.97%	5.29%	4.25%	4.75%	5.71%	4.50%	5.00%	5.40%
Expected rate of return on plan assets	7.25	7.38	7.50	6.04	6.30	6.38	7.25	7.38	7.50	N/A	N/A	N/A
Rate of compensation increase	3.00	3.00	3.50	3.49	3.57	4.47	3.00	3.00	3.50	N/A	N/A	N/A
Components of net periodic benefit cost (credit):
Service cost	$63	$59	$64	$36	$32	$33	$2	$2	$2	$—	$—	$—
Interest cost	170	169	174	38	35	36	9	12	13	—	—	—
Expected return on assets	(292)	(272)	(282)	(46)	(45)	(43)	(6)	(6)	(6)	—	—	—
Amortization of:
Net initial obligation (asset)	—	—	—	—	—	—	—	3	5	—	—	—
Prior service cost (credit)	(16)	(16)	(16)	—	—	—	(10)	(2)	(1)	—	—	—
Net actuarial (gain) loss	205	167	109	15	12	14	12	9	3	—	—	(1)
Settlement (gain) loss	3	—	—	—	—	—	—	—	—	—	—	—
Curtailment (gain) loss	—	—	5	—	—	—	—	—	—	—	—	—
Other	—	—	—	—	—	(1)	—	—	—	—	—	—
Net periodic benefit cost (credit)	$133	$107	$54	$43	$34	$39	$7	$18	$16	$—	$—	$(1)

Changes in Other Comprehensive Income Loss

Changes in other comprehensive (income) loss in 2013	Pension Benefits		Healthcare Benefits
(in millions)	Domestic	Foreign	Domestic	Foreign
Net loss (gain) arising during period	$(740)	$5	$3	$—
Recognition of prior years’ net (loss)	(208)	(15)	(12)	—
Prior service cost arising during period	—	2	—	—
Recognition of prior years’ service credit	16	—	10	—
Recognition of net initial (obligation) asset	—	—	—	—
Foreign exchange adjustment	N/A	—	N/A	—
Total recognized in other comprehensive (income) loss (before tax effects)	$(932)	$(8)	$1	$—

Amounts Expected to be Recognized in Net Periodic Benefit Cost Income

Amounts expected to be recognized in net periodic benefit cost (income) in 2014 (before tax effects)	Pension Benefits		Healthcare Benefits
(in millions)	Domestic	Foreign	Domestic	Foreign
Loss recognition	$125	$15	$11	$—
Prior service (credit) recognition	(16)	—	(10)	—
Net initial obligation (asset) recognition	—	—	—	—

Defined Benefit Plan Funded Status of Plan

	Domestic		Foreign
(in millions)	2013	2012	2013	2012
Pension benefits:
Prepaid benefit cost	$1,209	$409	$—	$10
Accrued benefit cost	(200)	(224)	(91)	(108)
Total pension benefits	$1,009	$185	$(91)	$(98)
Healthcare benefits:
Accrued benefit cost	$(138)	$(148)	$(7)	$(6)
Total healthcare benefits	$(138)	$(148)	$(7)	$(6)

Plans with Obligations in Excess of Plan Assets

Plans with obligations in excess of plan assets	Domestic		Foreign
(in millions)	2013	2012	2013	2012
Projected benefit obligation	$200	$245	$304	$342
Accumulated benefit obligation	199	241	294	320
Fair value of plan assets	—	21	242	255

Benefit Payments for BNY Mellons Pension and Healthcare Plans Expected to be Paid
The following benefit payments for BNY Mellon’s pension and healthcare plans, which reflect expected future service as appropriate, are expected to be paid:

Expected benefit payments
(in millions)		Domestic	Foreign
Pension benefits:
Year	2014	$210	$13
	2015	220	14
	2016	233	17
	2017	243	17
	2018	247	23
	2019-2023	1,323	122
Total pension benefits		$2,476	$206
Healthcare benefits:
Year	2014	$17	$—
2015	2015	17	—
2016	2016	17	—
2017	2017	17	—
2018	2018	18	1
	2019-2023	82	1
Total healthcare benefits		$168	$2

Pension Investment Asset Allocation
Our pension assets were invested as follows at Dec. 31, 2013 and 2012:

Asset allocations	Domestic			Foreign
	2013	2012		2013	2012
Equities	63%	52%		63%	65%
Fixed income	30	30		29	29
Private equities	2	2		—	—
Alternative investment	3	6		4	5
Real estate	—	—		4	1
Cash	2	10	(a)	—	—
Total pension benefits	100%	100%		100%	100%

(a)
Reflects the $400 million discretionary contribution to The Bank of New York Mellon Corporation Pension Plan on Dec. 31, 2012.  Excluding this contribution, the percentage of the domestic plan assets held in cash was less than 1% at Dec. 31, 2012.

Pension Plan Investment Assets Measured at Fair Value on Recurring Basis
There were no transfers between Level 1 and Level 2.

Plan assets measured at fair value on a recurring basis— domestic plans at Dec. 31, 2013
(in millions)	Level 1	Level 2	Level 3	Total fair value
Common and preferred stock:
U.S. equity	$1,285	$—	$—	$1,285
Non-U.S. equity	138	—	—	138
Collective trust funds:
Commingled	—	437	—	437
U.S. equity	—	1,334	—	1,334
Venture capital and partnership interests	—	—	86	86
Fixed income:
U.S. Treasury securities	379	—	—	379
U.S. Government agencies	—	70	—	70
Sovereign government obligations	—	102	—	102
U.S. corporate bonds	—	640	—	640
Other	—	41	—	41
Exchange traded funds	66	—	—	66
Funds of funds	—	—	143	143
Total domestic plan assets, at fair value	$1,868	$2,624	$229	$4,721

Plan assets measured at fair value on a recurring basis— foreign plans at Dec. 31, 2013
(in millions)	Level 1	Level 2	Level 3	Total fair value
Equity funds	$481	$130	$—	$611
Sovereign/government obligation funds	55	130	—	185
Corporate debt funds	—	67	19	86
Cash and currency	4	—	—	4
Venture capital and partnership interests	—	—	44	44
Total foreign plan assets, at fair value	$540	$327	$63	$930

Plan assets measured at fair value on a recurring basis— domestic plans at Dec. 31, 2012
(in millions)	Level 1	Level 2	Level 3	Total fair value
Common and preferred stock:
U.S. equity	$947	$—	$—	$947
Non-U.S. equity	118	—	—	118
Collective trust funds:
Commingled	—	734	—	734
U.S. equity	—	841	—	841
Venture capital and partnership interests	—	—	105	105
Fixed income:
U.S. Treasury securities	162	—	—	162
U.S. Government agencies	—	143	—	143
Sovereign government obligations	—	112	—	112
U.S. corporate bonds	—	892	—	892
Other	—	26	—	26
Exchange traded funds	68	—	—	68
Funds of funds	—	—	130	130
Total domestic plan assets, at fair value	$1,295	$2,748	$235	$4,278

Plan assets measured at fair value on a recurring basis— foreign plans at Dec. 31, 2012
(in millions)	Level 1	Level 2	Level 3	Total fair value
Equity funds	$379	$116	$—	$495
Sovereign/government obligation funds	38	123	—	161
Corporate debt funds	—	62	17	79
Cash and currency	6	—	—	6
Venture capital and partnership interests	—	—	41	41
Total foreign plan assets, at fair value	$423	$301	$58	$782

Rollforward of Plan Investment Assets Including Change in Fair Value Classified in Level 3 of Valuation Hierarchy
The table below includes a rollforward of the plan assets for the years ended Dec. 31, 2013 and 2012 (including the change in fair value), for financial instruments classified in Level 3 of the valuation hierarchy.

Fair value measurements using significant unobservable inputs—domestic plans—for the year ended Dec. 31, 2013
(in millions)	Funds of funds	Venture capital and partnership interests	Total plan assets at fair value
Fair value at Dec. 31, 2012	$130	$105	$235
Total gains or (losses) included in earnings (or changes in net assets)	13	—	13
Purchases and sales:
Purchases	—	3	3
Sales	—	(22)	(22)
Fair value at Dec. 31, 2013	$143	$86	$229
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$11	$(14)	$(3)

Fair value measurements using significant unobservable inputs—foreign plans—for the year ended Dec. 31, 2013
(in millions)	Corporate debt funds	Venture capital and partnership interests	Total plan assets at fair value
Fair value at Dec. 31, 2012	$17	$41	$58
Total gains or (losses) included in earnings (or changes in net assets)	2	3	5
Fair value at Dec. 31, 2013	$19	$44	$63
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$2	$3	$5

Fair value measurements using significant unobservable inputs—domestic plans—for the year ended Dec. 31, 2012
(in millions)	Funds of funds	Venture capital and partnership interests	Total plan assets at fair value
Fair value at Dec. 31, 2011	$128	$121	$249
Total gains or (losses) included in earnings (or changes in net assets)	6	16	22
Purchases and sales:
Purchases	—	9	9
Sales	(4)	(41)	(45)
Fair value at Dec. 31, 2012	$130	$105	$235
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$5	$(4)	$1

Fair value measurements using significant unobservable inputs—foreign plans—for the year ended Dec. 31, 2012
(in millions)	Corporate debt funds	Venture capital and partnership interests	Total plan assets at fair value
Fair value at Dec. 31, 2011	$14	$40	$54
Total gains or (losses) included in earnings (or changes in net assets)	3	1	4
Purchases and sales:
Purchases	—	1	1
Sales	—	(1)	(1)
Fair value at Dec. 31, 2012	$17	$41	$58
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$3	$1	$4

Pension Plan Assets Valued Using Net Asset Value
The fund of funds investments are redeemable at net asset value under agreements with the fund of funds managers.

Venture capital and partnership interests and funds of funds valued using NAV—Dec. 31, 2013
(dollar amounts in millions)	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Venture capital and partnership interests (a)	$130	$11	N/A	N/A
Funds of funds (b)	143	—	Monthly	30-45 days
Total	$273	$11

Venture capital and partnership interests and funds of funds valued using NAV—Dec. 31, 2012
(dollar amounts in millions)	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Venture capital and partnership interests (a)	$146	$18	N/A	N/A
Funds of funds (b)	130	—	Monthly	30-45 days
Total	$276	$18

(a)	Venture capital and partnership interests do not have redemption rights. Distributions from such funds will be received as the underlying investments are liquidated.

(b)	Funds of funds include multi-strategy hedge funds that utilize investment strategies that invest over both long-term investment and short-term investment horizons.